Document and Entity Information	12 Months Ended
Dec. 31, 2017 shares
Statement [Line Items]
Document Type	40-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2017
Trading Symbol	wrn
Entity Registrant Name	Western Copper & Gold Corp
Entity Central Index Key	0001364125
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding	96,653,935
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well Known Seasoned Issuer	No
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	FY